CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Change in foreign currency translation adjustment, tax provision (benefit)			$ (4,711)
Change in net unrealized gains (losses) on available-for-sale securities, tax provision (benefit)	$ (3,981)	$ 5,460	$ (1,555)